Loans to group companies	12 Months Ended
Dec. 31, 2017
Aegon N.V [member]
Loans to group companies

9 Loans to group companies

	2017	2016
Loans to group companies – long-term
At January 1	1,934	3,137
Additions / (repayments)	(427)	(1,248)
Transfer to short term	(829)	-
Other changes	(239)	45
At December 31	439	1,934

Loans to group companies – short-term
At January 1	2,189	1,392
Additions / (repayments)	(563)	746
Transfer from long term	829	-
Other changes	(204)	51
At December 31	2,251	2,189
Total	2,690	4,123

The other changes in 2017 in Loans to group companies mainly relate to currency exchange rate fluctuations.